Discontinued Operations - Schedule of Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2018
Cash	$ 18,617,955	$ 517,444
Marketable Securities	16,718,452	9,164,273
Accounts Receivable, net
Deposits and Other Receivables	1,200,009
Inventories, net	197,723
Prepaid expenses	294,343	334,059
Current Assets - discontinued operations	12,002	295,038
Total Current Assets	36,842,761	10,310,814
Prepaid Expenses, net of current
Restricted Cash		115,094
Property, Plant and Equipment, net
Intangible assets, net
Other assets		2,722
Non-current Assets - discontinued operations		456,305
Total Non-Current Assets		574,121
Total Assets	36,842,761	10,884,935
Trade and Other Payables	2,203,902	891,883
Current Liabilities - discontinued operations	59,393	637,882
Total Current Liabilities	2,263,295	1,529,765
Total Liabilities	2,263,295	1,529,765
Commitments and Contingencies
Preferred Stock, No par value, 50,000,000 total preferred shares authorized
Common stock value	171,598,681	128,920,414
Accumulated Other Comprehensive Income (Loss)		17,886	$ 21,153
Accumulated Deficit	(137,163,739)	(119,583,130)
Total Shareholders' Equity	34,579,466	9,355,170		$ 5,833,753
Total Liabilities and Shareholders' Equity	36,842,761	10,884,935
Product Revenue
Product Cost of Sales
Gross Income (Loss)
Research and Development Expenses	7,963,678
Administrative Expenses	4,299,062	3,372,103
Sales and Marketing Expenses	22,963	25,000
Regulatory and Compliance Expenses
Litigation Settlement Expenses		75,000
Amortization of Non-Current Assets
Impairment of Prepaid Royalties	291,442
Impairment of Production Equipment	18,680
Impairment of Intangible Assets	152,822	32,980
Loss from Operations	(12,285,703)	(3,472,103)
Loss on Disposal of Non-Current Assets	3,042	9,576
Foreign Currency Transaction (Gain) Loss	(93)	5,051
Gain on Investments	36,714	(3,952)
Interest and Dividend Income	(119,052)	(101,483)
Total Other Income	(133,489)	(90,808)
Loss from Continuing Operations	(12,152,214)	(3,381,295)
Loss from Discontinued Operations	(5,247,227)	(506,954)
Loss Before Income Taxes		(3,888,249)
Income Tax Benefit
Net Loss	(17,580,609)	(3,888,249)
Net Unrealized Gain (Loss) on Marketable Securities		43,799
Total Other Comprehensive (Loss) Income		43,799
Comprehensive Loss	(17,580,609)	(3,844,450)
Depreciation and amortization	29,452	74,064
Impairment of Production Equipment	18,680
Inventory adjustment for net realizable value	197,723
Reserve for obsolete inventory		371,997
Share based compensation - shares issued to Chubeworkx	2,510,000
Significant Non-cash Items	3,200,119	479,041
As Previously Reported [Member]
Cash		517,444
Marketable Securities		9,164,273
Accounts Receivable, net		42,881
Deposits and Other Receivables
Inventories, net		198,985
Prepaid expenses		387,231
Current Assets - discontinued operations
Total Current Assets		10,310,814
Prepaid Expenses, net of current		252,308
Restricted Cash		115,094
Property, Plant and Equipment, net		33,574
Intangible assets, net		170,423
Other assets		2,722
Non-current Assets - discontinued operations
Total Non-Current Assets		574,121
Total Assets		10,884,935
Trade and Other Payables		1,529,765
Current Liabilities - discontinued operations
Total Current Liabilities		1,529,765
Total Liabilities		1,529,765
Commitments and Contingencies
Preferred Stock, No par value, 50,000,000 total preferred shares authorized
Common stock value		128,920,414
Accumulated Other Comprehensive Income (Loss)		17,886
Accumulated Deficit		(119,583,130)
Total Shareholders' Equity		9,355,170
Total Liabilities and Shareholders' Equity		10,884,935
Product Revenue		1,577,033
Product Cost of Sales		(1,098,286)
Gross Income (Loss)		478,747
Research and Development Expenses
Administrative Expenses		3,728,514
Sales and Marketing Expenses		238,036
Regulatory and Compliance Expenses		276,788
Litigation Settlement Expenses		141,478
Amortization of Non-Current Assets		40,008
Impairment of Intangible Assets		32,980
Loss from Operations		(3,979,057)
Loss on Disposal of Non-Current Assets		9,576
Foreign Currency Transaction (Gain) Loss		5,051
Gain on Investments		(3,952)
Interest and Dividend Income		(101,483)
Total Other Income		(90,808)
Loss from Continuing Operations		(3,888,249)
Loss from Discontinued Operations
Loss Before Income Taxes		(3,888,249)
Income Tax Benefit
Net Loss		(3,888,249)
Net Unrealized Gain (Loss) on Marketable Securities		43,799
Total Other Comprehensive (Loss) Income		43,799
Comprehensive Loss		(3,844,450)
Depreciation and amortization		54,522
Reserve for obsolete inventory		126,422
Adjustment [Member]
Cash
Marketable Securities
Accounts Receivable, net		42,881
Deposits and Other Receivables
Inventories, net		198,985
Prepaid expenses		53,172
Current Assets - discontinued operations		(295,038)
Total Current Assets
Prepaid Expenses, net of current		252,308
Restricted Cash
Property, Plant and Equipment, net		33,574
Intangible assets, net		170,423
Other assets
Non-current Assets - discontinued operations		(456,305)
Total Non-Current Assets
Total Assets
Trade and Other Payables		637,882
Current Liabilities - discontinued operations		(637,882)
Total Current Liabilities
Total Liabilities
Commitments and Contingencies
Preferred Stock, No par value, 50,000,000 total preferred shares authorized
Common stock value
Accumulated Other Comprehensive Income (Loss)
Accumulated Deficit
Total Shareholders' Equity
Total Liabilities and Shareholders' Equity
Product Revenue		1,577,033
Product Cost of Sales		(1,098,286)
Gross Income (Loss)		478,747
Research and Development Expenses
Administrative Expenses		356,411
Sales and Marketing Expenses		213,036
Regulatory and Compliance Expenses		276,788
Litigation Settlement Expenses		66,478
Amortization of Non-Current Assets		40,008
Impairment of Intangible Assets		32,980
Loss from Operations		(506,954)
Loss on Disposal of Non-Current Assets
Foreign Currency Transaction (Gain) Loss
Gain on Investments
Interest and Dividend Income
Total Other Income
Loss from Discontinued Operations		(506,954)
Loss Before Income Taxes
Income Tax Benefit
Net Loss
Net Unrealized Gain (Loss) on Marketable Securities
Total Other Comprehensive (Loss) Income
Comprehensive Loss
Depreciation and amortization		35,156
Reserve for obsolete inventory		$ 126,422
Discontinued Operations [Member]
Prepaid expenses	12,002
Total Non-Current Assets
Total Assets	12,002
Current Liabilities - discontinued operations	59,393
Total Current Liabilities	59,393
Non-Current Liabilities
Total Liabilities	59,393
Total Shareholders' Equity
Total Liabilities and Shareholders' Equity	59,393
Product Revenue	361,827
Product Cost of Sales	(659,405)
Gross Income (Loss)	(297,578)
Research and Development Expenses	2,788
Administrative Expenses	417,730
Sales and Marketing Expenses	51,311
Regulatory and Compliance Expenses	197,312
Litigation Settlement Expenses	3,981,131
Amortization of Non-Current Assets	17,601
Impairment of Prepaid Royalties	291,442
Impairment of Production Equipment	18,680
Impairment of Intangible Assets	152,822
Loss from Discontinued Operations	$ (5,428,395)